ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Accounts Payable and Accured Liabilities [Abstract]
Summary of Brookfield Renewables accounts payable and accrued liabilities
Brookfield Renewable’s accounts payable and accrued liabilities as at December 31 are as follows:

(MILLIONS)	2021	2020
Operating accrued liabilities	$312	$270
Accounts payable	208	127
Interest payable on borrowings	116	106
LP Unitholders distributions, preferred limited partnership unit distributions, preferred dividends payable , perpetual subordinate notes distributions and exchange shares dividends(1)	54	46
Current portion of lease liabilities	30	33
Other	59	43
	$779	$625
(1)Includes amounts payable only to external LP unitholders and BEPC exchangeable shareholders. Amounts payable to Brookfield are included in due to related parties.